CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Naturalshrimp Incorporated [Member]
Current assets
Cash	$ 1,734,040	$ 155,795
Accounts receivable	14,385
Escrow account	1,500,000
Inventory	69,170
Prepaid expenses	1,511,546	655,339
Total Current Assets	4,829,141	811,134
Fixed assets, net	14,798,103	12,236,557
Other assets
Construction-in-process	1,087,101	1,873,219
Patents, net	6,658,500
License Agreement, net	10,222,376
Right of Use asset	282,753	275,400
Deposits	20,633	20,633
Total other assets	18,271,363	2,169,252
Total Assets	37,898,607	15,216,943
Current liabilities
Accounts payable	2,802,787	963,289
Accrued interest	500,450	73,350
Accrued interest – related parties	203,520	187,520
Other accrued expenses	207,418	602,368
Accrued expenses – related parties	200,000
Short-term Promissory Note and Lines of credit	20,044	573,621
Bank loan		8,725
PPP loan		103,200
Convertible debenture		483,637
Note payable	96,000	96,000
Notes payable – related parties	495,412	1,151,162
Dividends payable	296,630	182,639
Derivative liability	13,101,000
Warrant liability	3,923,000
Total Current Liabilities	21,846,261	4,425,511
Bank loans, less current maturities		206,127
Convertible debenture, less unamortized debt discount of $13,940,000	2,629,079
Notes payable		5,000,000
Note payable, less current maturities	119,604	215,604
Lease Liability	286,253	275,400
Total Liabilities	24,881,197	10,122,642
Commitments and contingencies (Note 17)
Stockholders’ deficit
Preferred stock Value	500
Common stock, $0.0001 par value, 900,000,000 shares authorized, 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022 and 560,745,180 and 379,742,524 shares issued and outstanding at March 31, 2021, respectively	67,500	56,075
Additional paid in capital	96,701,607	56,649,491
Stock payable	20,132,650	136,000
Subscription receivable
Accumulated deficit	(150,036,023)	(53,683,268)
Total Stockholders’ Equity (Deficit)	(33,133,766)	3,158,798
Non-controlling interest in NAS		(87,830)
Total stockholders’ deficit	(33,133,766)	3,070,968
Total Liabilities, Redeemable Common Stock, and Stockholders’ Equity (Deficit)	37,898,607	15,216,943
Naturalshrimp Incorporated [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary Equity, Carrying Amount, Attributable to Parent		2,023,333
Naturalshrimp Incorporated [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary Equity, Carrying Amount, Attributable to Parent	2,539,176
Naturalshrimp Incorporated [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary Equity, Carrying Amount, Attributable to Parent	43,612,000
Naturalshrimp Incorporated [Member] | Series A Preferred Stock [Member]
Stockholders’ deficit
Preferred stock Value	$ 500	$ 500